CASH MANAGEMENT MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [One Group Logo]

                                                   ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND
                                                   ONE GROUP(R) TREASURY PRIME CASH MANAGEMENT MONEY MARKET
                                                     FUND
                                                   ONE GROUP(R) U.S. GOVERNMENT SECURITIES CASH MANAGEMENT
                                                     MONEY MARKET FUND
                                                   ONE GROUP(R) TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                                   ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    3
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   14
Statements of Operations ...................................   15
Statements of Changes in Net Assets ........................   16
Schedules of Capital Stock Activity ........................   17
Financial Highlights .......................................   18
Notes to Financial Statements ..............................   28

                 (This page has been left blank intentionally.)

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

GROWTH FINALLY SLOWS
In the second half of 2000, the economy finally felt the effects of the Federal Reserve's interest rate hikes. Signs of a slowdown were evident in production and manufacturing numbers, consumer spending and employment growth, which all started to cool off.

It's important to keep in mind that although the economy has slowed, it has slowed from robust, outsized growth. It is unlikely that the economy could have maintained the high rate of growth registered in the last few years. 2000 represented the fourth-consecutive year that economic growth exceeded 4.0%--a feat that hasn't happened since the 1960s. We believe there is plenty of room for the economy to slow down and still remain healthy.

LANDING LIKELY TO BE SOFT
The economy enters 2001 in a state of transition. The key question facing investors is whether we experience the hard landing of a recession or the soft landing of continued healthy growth and low inflation.

It's difficult to envision a hard landing without a dramatic slowdown in consumer spending growth. And although consumer spending did slow in 2000, the fundamentals moving forward continue to be favorable. Most important, the labor market appears to be exceptionally tight. Additionally, average worker pay increases continue to outpace the inflation rate. Given these positive labor market fundamentals, consumer confidence seems to be high, which should help support continued economic growth.

Furthermore, when the economy is headed for a recession, inflation tends to be at a high level. For example, looking at the outset of the last five recessions, the lowest inflation rate was 5.7%. Today's inflation rate is approximately 3.5%, a long way from a typical recessionary-type figure.

The Fed also plays a key role. If all else fails, we believe that the Fed will step in and continue to lower interest rates in an attempt to avoid an economic recession.

For these reasons, we find a soft-landing scenario much more compelling than a hard landing. In fact, after growing at approximately 5.0% for 2000, we expect the economy to grow by 2.5% in 2001, a slower but nonetheless solid rate.

INFLATION TO REMAIN IN CHECK
On the inflation front, the key issues are energy prices and wage pressures. Energy costs continued their march upward in 2000, and the risk for 2001 is that these price increases filter through the broader economy. The good news is that has yet to happen, and with OPEC boosting production in 2000, there is reason to believe that crude oil prices may fall in 2001 and push the overall inflation rate lower.

More worrisome, though, is the trend toward higher wages. Although rising wages are a boon for U.S. consumers, there is the potential for wage pressures to boost inflation. But if productivity, which has been improved in recent years by technological innovation, continues to post strong increases, wage pressures should be less likely to spark higher inflation in 2001.

SLOWER GROWTH SHOULD COMFORT FED
So where does this leave the Fed? The Fed has to be comforted by slower economic growth and stable inflation. But, any signs of excessive weakness in the economy are sure to keep the central bank on alert. When all is said and done, we believe that more moderate, but still positive, economic growth along with tame inflation will be the main theme of 2001. We expect that the Fed will assist this soft-landing scenario by further easing short-term interest rates.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (54.3%):
Asset Backed (37.0%):
$103,000    Atlantis One Funding Corp., 1/2/01
              (b) .............................  $  102,982
  44,000    Bavaria T.R.R. Corp., 6.72%,
              1/10/01 (b) .....................      43,926
  50,000    Bavaria T.R.R. Corp., 6.67%,
              1/11/01 (b) .....................      49,805
  22,500    CXC, Inc., 6.56%, 1/10/01 (b) .....      22,463
  30,000    Forrestal Funding Master Trust,
              6.54%, 1/26/01 (b) ..............      29,864
  23,347    Giro Multi-Funding Corp., 6.49%,
              2/5/01 (b) ......................      23,200
  25,000    Greyhawk Funding L.L.C., 6.59%,
              1/19/01 (b) .....................      24,918
  52,800    Kitty Hawk Funding Corp., 6.48%,
              3/1/01 (b) ......................      52,239
   9,000    Lone Star Funding L.L.C., 6.59%,
              1/17/01 (b) .....................       8,974
  45,000    Lone Star Funding L.L.C., 6.57%,
              1/22/01 (b) .....................      44,828
  50,000    Moat Funding L.L.C., 6.61%, 1/26/01
              (b) .............................      49,770
  45,000    Moat Funding L.L.C., 6.46%, 4/26/01
              (b) .............................      44,071
  65,000    Montauk Funding Corp., 6.75%,
              1/4/01 (b) ......................      64,963
  63,500    Montauk Funding Corp., 6.51%,
              2/9/01 (b) ......................      63,052
  30,000    Monte Rosa Capital Corp., 6.56%,
              1/11/01 (b) .....................      29,945
  71,000    Monte Rosa Capital Corp., 6.51%,
              2/5/01 (b) ......................      70,551
  61,923    Old Line Funding Corp., 6.60%,
              1/4/01 (b) ......................      61,889
  89,097    Repeat Offering Securitization
              Entity, Inc., 6.57%, 1/29/01
              (b) .............................      88,642
  50,000    Sheffield Receivables Corp., 6.56%,
              1/19/01 (b) .....................      49,836
  50,000    Sheffield Receivables Corp., 6.65%,
              1/25/01 (b) .....................      49,778
  21,760    Sheffield Receivables Corp., 6.63%,
              2/1/01 (b) ......................      21,636
  20,000    Sigma Finance, Inc., 6.58%, 1/17/01
              (b) .............................      19,942

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 25,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.54%, 1/26/01
              (b) .............................  $   24,886
  47,000    WCP Funding, Inc., 6.57%, 1/23/01
              (b) .............................      46,811
                                                 ----------
                                                  1,088,971
                                                 ----------
Banking (11.2%):
  50,000    AB Spintab, 6.54%, 1/8/01 .........      49,936
  30,000    AB Spintab, 6.53%, 2/20/01 ........      29,728
  30,000    Banco Bradesco, 6.39%, 6/18/01
              (b) .............................      29,105
  25,000    Galicia Buenos Aires Funding Corp.,
              6.46%, 3/23/01 ..................      24,637
 100,000    Rabobank Nederland, 6.70%,
              1/2/01 ..........................      99,981
  24,000    UBN Delaware, 6.47%, 3/20/01 ......      23,664
  23,000    Unifunding, Inc., 6.56%, 1/4/01 ...      22,987
  50,000    Unifunding, Inc., 6.60%, 1/9/01 ...      49,927
                                                 ----------
                                                    329,965
                                                 ----------
Brokerage Services (4.2%):
 125,000    Morgan Stanley Dean Witter, 6.55%,
              1/5/01 ..........................     124,907
                                                 ----------
Miscellaneous Business Credit Institutions (1.9%):
  30,000    National Rural Utilities Coop.
              Finance Corp., 6.48%, 2/7/01 ....      29,801
  27,500    National Rural Utilities Coop.
              Finance Corp., 6.48%, 2/16/01 ...      27,272
                                                 ----------
                                                     57,073
                                                 ----------
  Total Commercial Paper                          1,600,916
                                                 ----------
EXTENDABLE COMMERCIAL NOTES (5.2%):
Asset Backed (3.8%):
  50,000    Brahms Funding Corp., 6.70%,
              1/12/01 (b) .....................      49,898
  62,655    Brahms Funding Corp., 6.65%,
              1/26/01 (b) .....................      62,365
                                                 ----------
                                                    112,263
                                                 ----------
Finance (1.4%):
  40,000    Associates Corp. of North America,
              6.58%, 1/12/01 (b) ..............      39,920
                                                 ----------
  Total Extendable Commercial Notes                 152,183
                                                 ----------
CORPORATE NOTES/MEDIUM TERM NOTES (21.3%):
Asset Backed (17.1%):
  24,000    Beta Finance, Inc., 6.66%,
              2/5/01 (b) ......................      24,000
  35,000    Beta Finance, Inc., 6.45%, 11/1/01*
              (b) .............................      35,000
  47,000    C.C. U.S.A., Inc., 6.45%,
              11/6/01* (b) ....................      47,000
  48,000    Dorada Finance, Inc., 6.46%,
              9/26/01* (b) ....................      48,000
  82,714    Merrill Lynch Mortgage Investors,
              Inc., 6.68%, 11/27/01* ..........      82,707
  60,000    Racers Series 2000-MM-7, 6.75%,
              5/30/01* (b) ....................      59,998

Continued

One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 24,000    Racers Series 2000-MM-7, 6.80%,
              5/30/01* (b) ....................  $   24,000
  24,000    Sigma Finance, Inc., 6.84%,
              4/17/01 (b) .....................      24,000
  14,000    Sigma Finance, Inc., 6.90%,
              5/2/01 (b) ......................      14,000
  25,000    Sigma Finance, Inc., 6.75%, 10/2/01
              (b) .............................      25,000
  50,000    Sigma Finance, Inc., 6.68%,
              10/5/01* (b) ....................      50,000
  73,000    Structured Products Asset Return
              Certificates, 6.80%, 1/24/01*
              (b) .............................      73,000
                                                 ----------
                                                    506,705
                                                 ----------
Banking (3.3%):
  47,500    First Union Bank, 6.68%,
              10/18/01* .......................      47,500
  50,000    First Union Bank, 6.67%,
              11/15/01* .......................      50,000
                                                 ----------
                                                     97,500
                                                 ----------
Financial Services (0.9%):
  25,300    AT&T Capital Corp., 6.88%,
              1/16/01 .........................      25,301
                                                 ----------
  Total Corporate Notes/Medium Term Notes           629,506
                                                 ----------
FUNDING AGREEMENTS (3.4%):
Insurance (3.4%):
  25,000    Allstate Life Insurance Co., 6.86%,
              2/15/01* ........................      25,000
  35,000    Monumental Life Insurance Co.,
              7.04%, 7/3/01* ..................      35,000
  40,000    Peoples Benefit Life Insurance Co.,
              6.89%, 8/31/01* .................      40,000
                                                 ----------
  Total Funding Agreements                          100,000
                                                 ----------
CERTIFICATES OF DEPOSIT (6.6%):
Euro (6.6%):
  47,000    Credit Agricole Indosuez, 6.75%,
              10/10/01 ........................      47,002
  50,000    Landesbank Baden-Wuerttemberg,
              6.65%, 1/23/01 ..................      50,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Euro, continued:
$ 47,000    Landesbank Baden-Wuerttemberg,
              6.65%, 1/24/01 ..................  $   47,000
  50,000    Svenska Handelsbanken, 6.65%,
              1/25/01 .........................      50,000
                                                 ----------
  Total Certificates of Deposit                     194,002
                                                 ----------
PROMISSORY NOTES (1.7%):
Brokerage Services (1.7%):
  50,000    Goldman Sachs Group Inc., 6.70%,
              4/6/01 ..........................      50,000
                                                 ----------
  Total Promissory Notes                             50,000
                                                 ----------
REPURCHASE AGREEMENTS (7.6%):
 222,687    Countrywide Securities Corp.,
              6.45%, 1/2/01, (Collateralized by
              $263,274 various Government
              securities, 5.00% - 9.50%,
              7/15/11 - 12/20/30, market value
              $227,141) .......................     222,687
                                                 ----------
  Total Repurchase Agreements                       222,687
                                                 ----------
Total (Amortized Cost $2,949,294)(a)             $2,949,294
                                                 ==========

------------
Percentages indicated are based on net assets of $2,945,358.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $1,694,257 or 57.52% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Treasury Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION            COST
---------  -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (102.4%):
U.S. Treasury Bills (57.1%):
 $ 19,600  1/16/01 ...........................  $ 19,551
   89,519  2/8/01 ............................    88,961
  100,000  2/22/01 ...........................    99,150
   50,000  3/1/01 ............................    49,528
   33,172  3/8/01 ............................    32,833
   50,000  3/15/01 ...........................    49,404
   40,000  3/22/01 ...........................    39,505
   24,165  3/29/01 ...........................    23,836
                                                --------
                                                 402,768
                                                --------

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION            COST
---------  -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (45.3%):
 $ 19,600  4.63%, 1/2/01 .....................  $ 19,598
  150,000  4.50%, 1/31/01 ....................   149,816
  150,000  5.38%, 2/15/01 ....................   149,843
                                                --------
                                                 319,257
                                                --------
  Total U.S. Treasury Obligations                722,025
                                                --------
Total (Amortized Cost $722,025)(a)              $722,025
                                                ========

------------
Percentages indicated are based on net assets of $705,331.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
U.S. Government Securities Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 U.S. GOVERNMENT AGENCY SECURITIES (35.6%):
Fannie Mae (20.0%):
$250,000    6.43%, 1/11/01 ....................  $  249,554
  15,000    6.35%, 2/2/01 .....................      14,999
  15,000    6.48%, 2/22/01 ....................      14,997
  15,000    6.52%, 3/16/01 ....................      14,982
  15,000    6.17%, 4/12/01 ....................      14,740
  10,000    6.55%, 3/20/01 ....................       9,999
  25,000    6.60%, 5/4/01 .....................      24,967
                                                 ----------
                                                    344,238
                                                 ----------
Federal Farm Credit Bank (1.8%):
  15,000    6.33%, 1/2/01 .....................      14,998
  15,000    6.35%, 2/1/01 .....................      14,999
                                                 ----------
                                                     29,997
                                                 ----------
Federal Home Loan Bank (4.2%):
  60,000    5.38%, 3/2/01 .....................      59,891
  10,000    6.67%, 4/6/01 .....................       9,998
                                                 ----------
                                                     69,889
                                                 ----------
Freddie Mac (9.0%):
  30,000    5.86%, 1/4/01 .....................      29,984
  15,000    6.35%, 1/5/01 .....................      15,000
  50,000    0.00%, 1/11/01 ....................      49,911
  15,000    6.53%, 1/16/01 ....................      14,962
  15,000    6.66%, 2/1/01 .....................      14,921
  25,000    6.56%, 3/1/01 .....................      24,751
                                                 ----------
                                                    149,529
                                                 ----------
  Total U.S. Government Agency Securities           593,653
                                                 ----------
REPURCHASE AGREEMENTS (64.7%):
  75,000    Countrywide Securities Corp.,
              6.45%, 1/2/01 (Collateralized by
              $103,339 various U.S. Government
              securities, 5.50% - 9.00%,
              10/22/03-1/1/31, market value
              $76,500).........................      75,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 75,000    J.P. Morgan Securities, 6.40%,
              1/2/01 (Collateralized by $79,251
              various U.S. Government
              securities, 7.00% - 8.50%,
              5/15/27 - 12/15/30, market value
              $76,500) ........................  $   75,000
  50,000    Salomon Smith Barney, 6.45%, 1/2/01
              (Collateralized by $55,489
              various U.S. Government
              securities, 8.00%,
              1/1/30 - 2/1/30, market value
              $51,500) ........................      50,000
 400,000    State Street Bank and Trust, 4.00%,
              1/2/01 (Collateralized by
              $404,530 various U.S. Government
              securities, 5.00% - 7.05%,
              2/1/01 - 10/1/38, market value
              $408,025) .......................     400,000
  80,000    UBS Warburg, 6.45%, 1/2/01
              (Collateralized by $81,600
              various U.S. Government
              securities, 0.00% - 6.04%,
              2/28/01 - 2/25/09, market value
              $80,560) ........................      80,000
 398,058    Westdeutsche Landesbank, 6.50%,
              1/2/01 (Collateralized by
              $408,102 various U.S. Government
              securities, 6.00% - 8.00%,
              2/15/05 - 4/1/34, market value
              $406,019) .......................     398,058
                                                 ----------
  Total Repurchase Agreements                     1,078,058
                                                 ----------
Total (Amortized Cost $1,671,711)(a)             $1,671,711
                                                 ==========

------------
Percentages indicated are based on net assets of $1,666,086.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Treasury Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (46.9%):
U.S. Treasury Bills (23.4%):
$ 50,000    1/4/01 ............................  $ 49,977
  25,000    1/11/01 ...........................    24,963
  25,000    1/18/01 ...........................    24,936
                                                 --------
                                                   99,876
                                                 --------
U.S. Treasury Notes (23.5%):
 100,000    4.50%, 1/31/01 ....................    99,897
                                                 --------
  Total U.S. Treasury Obligations                 199,773
                                                 --------
REPURCHASE AGREEMENTS (53.2%):
 100,000    Barclays De Zoette Wedd, 6.00%,
              1/2/01, (Collateralized by
              $99,522 U.S. Treasury Notes,
              5.50%, 2/28/03, market value
              $102,001) .......................   100,000
 100,000    Greenwich Capital, Inc., 6.00%,
              1/2/01, (Collateralized by
              $77,768 U.S. Treasury Bonds,
              6.12% - 13.87%,
              5/15/11 - 5/15/30, market value
              $102,003) .......................   100,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
REPURCHASE AGREEMENTS, CONTINUED:
$ 11,878    State Street Bank and Trust, 6.00%,
              1/2/01, (Collateralized by
              $13,315 Government National
              Mortgage Association, 7.38%,
              5/20/27, market value
              $12,117) ........................  $ 11,878
  15,000    Westdeutsche Landesbank, 6.05%,
              1/2/01, (Collateralized by
              $13,490 U.S. Treasury Bonds,
              6.38%, 8/15/27, market value
              $15,311) ........................    15,000
                                                 --------
  Total Repurchase Agreements                     226,878
                                                 --------
Total (Amortized Cost $426,651)(a)               $426,651
                                                 ========

------------
Percentages indicated are based on net assets of $426,198.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 ANTICIPATION NOTES (8.1%):
Colorado (2.4%):
 $11,800    Tax & Revenue, 5.00%, 6/27/01 .....  $ 11,837
                                                 --------
Kentucky (1.0%):
   5,000    Asset/Liability Community General
              Fund, Tax & Revenue, Series A,
              5.25%, 6/27/01 ..................     5,016
                                                 --------
New Mexico (2.9%):
  15,000    Tax & Revenue Anticipation Notes,
              5.00%, 6/29/01 ..................    15,049
                                                 --------
Ohio (1.0%):
   5,000    University of Cincinnati, General
              Receipts, Series AJ, 4.50%,
              3/1/01 ..........................     5,003
                                                 --------
Wisconsin (0.8%):
   4,000    Waukesha School District Tax &
              Revenue, 4.75%, 8/22/01 .........     4,010
                                                 --------
  Total Anticipation Notes                         40,915
                                                 --------
MUNICIPAL NOTES (3.1%):
Michigan (2.0%):
  10,000    Michigan Municipal Bond Authority,
              Series C-2, 5.00%, 8/23/01, LOC:
              Morgan Guaranty .................    10,043
                                                 --------
Ohio (1.1%):
   2,200    Franklin County Housing Revenue,
              4.6%, 7/1/01 ....................     2,200
   3,200    University of Cincinnati, 4.45%,
              12/20/01 ........................     3,207
                                                 --------
                                                    5,407
                                                 --------
  Total Municipal Notes                            15,450
                                                 --------
TAX FREE COMMERCIAL PAPER (15.3%):
Alabama (1.8%):
   8,900    Phenix County IDA, Series 88, Mead
              Paper, 4.35%, 2/7/01, LOC: ABN
              AMRO ............................     8,900
                                                 --------
Arizona (1.7%):
   8,400    Mesa Municipal Development Corp.,
              Series 85, 4.30%, 1/11/01, LOC:
              Westdeutsche Landesbank .........     8,400
                                                 --------
Illinois (1.0%):
   5,085    Chicago O'Hare International
              Airport, 4.30%, 1/3/01, LOC:
              Commerzbank .....................     5,085
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Michigan (3.9%):
 $ 6,000    Housing Finance Authority, Multi-
              Family Housing Series A, 4.25%,
              3/8/01, LOC: Landesbank Hessen ..  $  6,000
  11,080    University of Michigan, Series C,
              4.30%, 1/11/00 ..................    11,080
   3,000    University of Michigan, Series C,
              4.30%, 1/16/01 ..................     3,000
                                                 --------
                                                   20,080
                                                 --------
Ohio (0.7%):
   1,000    State Air Quality Development
              Authority, 4.25%, 2/6/01,
              FGIC ............................     1,000
   2,400    Water Development Authority,
              Cleveland Electric Project,
              Series 88-A, 4.25%, 2/1/01,
              FGIC ............................     2,400
                                                 --------
                                                    3,400
                                                 --------
Texas (3.5%):
   6,500    Houston Airport System Bonds,
              Revenue, 4.15%, 1/26/01, LOC:
              Westdeutsche Landesbank .........     6,500
  11,000    Public Finance Authority, Series
              93A, GO, 5.25%, 8/31/01 .........    11,070
                                                 --------
                                                   17,570
                                                 --------
Washington (1.3%):
   6,500    Seattle Municipal Light & Power,
              Revenue, 4.30%, 2/13/01, LIQ:
              Morgan Guaranty Trust ...........     6,500
                                                 --------
West Virginia (1.4%):
   6,900    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89A, AMT, 4.35%, 1/17/01, LOC:
              Dexia Credit Local De France ....     6,900
                                                 --------
  Total Tax Free Commercial Paper                  76,835
                                                 --------
DAILY DEMAND NOTES (9.1%):
Alabama (0.2%):
     200    Phenix County, IDR, Mead Co. Coated
              Board Project, Series A, AMT,
              4.99%, 3/1/31, LOC: Bayerische
              Landesbank* .....................       200
     660    Phenix County, IDR, Mead Co. Coated
              Board Project,Series 93-A, AMT,
              5.00%, 6/1/28, LOC: Toronto
              Dominion Bank* ..................       660
                                                 --------
                                                      860
                                                 --------

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
 Indiana (0.1%):
 $   600    Development Finance Authority,
              Environmental Revenue, PSI
              Energy, Inc., AMT, 5.10%, 8/1/28,
              LOC: Morgan Guaranty Trust* .....  $    600
                                                 --------
Kentucky (3.4%):
   3,100    Lexington Fayette Urban County
              Airport Corp., Revenue, Series A,
              AMT, 5.10%, 7/1/28, MBIA* .......     3,100
   8,200    Louisville & Jefferson County
              Regional Airport Authority,
              Special Facilities Revenue,
              Series C, AMT, 5.05%, 1/1/29* ...     8,200
   1,900    Louisville & Jefferson County,
              Regional Airport Authority,
              Special Facilities Revenue,
              Series A, AMT, 4.99%, 1/1/29* ...     1,900
   4,100    Louisville & Jefferson County,
              Regional Airport Authority,
              Special Facilities Revenue,
              Series B, AMT, 5.05%, 1/1/29* ...     4,100
                                                 --------
                                                   17,300
                                                 --------
Louisiana (0.5%):
   2,300    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 5.10%, 5/1/25, GTY: British
              Petroleum Co., PLC* .............     2,300
                                                 --------
Michigan (1.4%):
     600    Delta County Economic Development
              Corp., Mead, Environmental
              Improvement Revenue, AMT, 4.95%,
              12/1/23, LOC: United Bank of
              Switzerland* ....................       600
   1,500    State Strategic Fund, Detroit
              Edison, Revenue, 4.95%, 9/1/30,
              LOC: Barclays Bank PLC* .........     1,500
   2,570    State Strategic Fund, Dow Chemical
              Co. Project, 4.90%, 2/1/09* .....     2,570
   1,000    State Strategic Fund, Dow Chemical
              Co. Project, AMT, 5.10%,
              12/1/14* ........................     1,000
   1,400    University of Michigan Medical
              Center, Revenue, Series 95-A,
              4.90%, 12/1/27* .................     1,400
                                                 --------
                                                    7,070
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Nevada (0.1%):
 $   600    Clark County IDR, Nevada
              Cogeneration Assoc., AMT, 5.10%,
              12/1/22, LOC: ABN AMRO* .........  $    600
                                                 --------
Ohio (0.4%):
   1,000    Solid Waste Bonds, Revenue, Series
              1999, British Petroleum
              Exploration & Oil, Inc. Project,
              5.10%, 8/1/34* ..................     1,000
   1,000    Water Development Authority, PCR,
              Toledo Edison Co. Project, Series
              A, 4.90%, 4/1/24, LOC: Barclays
              Bank PLC* .......................     1,000
                                                 --------
                                                    2,000
                                                 --------
Oregon (0.2%):
   1,200    Port of Portland, Special
              Obligation Revenue, Horizon
              Airlines Industries, Inc.
              Project, AMT, 5.00%, 6/15/27,
              LOC: Bank of Montreal* ..........     1,200
                                                 --------
Texas (2.2%):
   4,000    Brazos River Authority, PCR, AMT,
              5.10%, 3/1/26, LOC: AMBAC* ......     4,000
     300    Brazos River Authority, PCR, AMT,
              5.10%, 4/1/30, LOC: Morgan
              Guaranty* .......................       300
   3,000    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Co. Project, 5.20%, 5/1/23* .....     3,000
   3,700    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Co.
              Project, 5.10%, 5/1/23* .........     3,700
                                                 --------
                                                   11,000
                                                 --------
Virginia (0.1%):
     700    King George County, IDA, Exempt
              Facilities Revenue, Birchwood
              Power Partners, AMT, 5.10%,
              3/1/27, LOC: Credit Suisse First
              Boston* .........................       700
                                                 --------
Wyoming (0.5%):
   2,300    Converse County Environmental
              Improvement Revenue, Pacificorp
              Project, 5.40%, 11/1/25* ........     2,300
                                                 --------
  Total Daily Demand Notes                         45,930
                                                 --------
WEEKLY DEMAND NOTES (64.0%):
Alabama (0.2%):
     900    Decatur, IDB, Solid Waste Disposal,
              Trico Steel Co., AMT, 5.00%,
              1/1/27, LOC: Chase Manhattan
              Bank* ...........................       900
                                                 --------

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
 Arizona (2.2%):
 $11,100    Coconino County, PCR, Arizona
              Public Service, Navajo Project,
              Series A, 4.95%, 10/1/29, LOC:
              Kredietbank N.V.* ...............  $ 11,100
                                                 --------
Arkansas (1.1%):
   1,000    Clark County Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.10%, 8/1/22, LOC:
              SunTrust Bank* ..................     1,000
   4,500    Development Finance Authority,
              5.20%, 12/1/19, LOC: Bank of
              America * .......................     4,500
                                                 --------
                                                    5,500
                                                 --------
Colorado (4.5%):
   5,500    Denver City and County Airport,
              Revenue, AMT, 5.15%, 11/15/23,
              SPA: Bank of New York* (b) ......     5,500
  17,100    Housing Finance Authority, Class I,
              Series 2000 A-1, 5.00%, 10/1/30,
              FHLB* ...........................    17,100
                                                 --------
                                                   22,600
                                                 --------
District of Columbia (2.0%):
  10,000    American University, 5.00%,
              10/1/15, LOC: National
              Westminster Bank* ...............    10,000
                                                 --------
Florida (7.1%):
  10,000    Capital Trust Agency, Multi-Family
              Housing, Revenue, Community Loan
              Program, Series 1999 A, 5.00%,
              12/1/32, National Union Fire
              Insurance Co.* (b) ..............    10,000
  16,800    Capital Trust Agency, Revenue,
              Series H, 4.90%, 12/1/30, GIC:
              CDC Funding Corp.* (b) ..........    16,800
   8,800    Gulf Breeze, Healthcare Facilities,
              Revenue, Heritage Health Care
              Project, 5.00%, 1/1/24, LOC:
              Anchor National Life Insurance
              Co.* (b) ........................     8,800
                                                 --------
                                                   35,600
                                                 --------
Georgia (3.1%):
   5,000    Clayton County Development
              Authority, Special Facilities
              Revenue, Delta Airlines, Series
              C, AMT, 4.95%, 5/1/35, LOC:
              Commerzbank* ....................     5,000
  10,765    Columbus Hospital Authority,
              Revenue, 5.00%, 1/1/18, LOC:
              SunTrust Bank* ..................    10,765
                                                 --------
                                                   15,765
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (1.7%):
 $ 1,038    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 4.90%, 1/1/18,
              LOC: Societe Generale* ..........  $  1,038
   7,350    Harvard Multi-Family Housing,
              Revenue, AMT, Northfield Court
              Project, 5.05%, 12/1/25, LOC:
              LaSalle National Bank* ..........     7,350
                                                 --------
                                                    8,388
                                                 --------
Iowa (0.8%):
   3,955    Finance Authority Revenue, Private
              School Facilities, 4.90%, 6/1/19,
              LOC: Allied Irish Bank* (b) .....     3,955
                                                 --------
Kansas (1.5%):
   7,500    Department of Transportation
              Highway Revenue, Series C-1,
              4.85%, 9/1/20, LIQ: State of
              Kansas* .........................     7,500
                                                 --------
Kentucky (0.6%):
   3,125    Kenton County Airport Revenue,
              Series 97-A, 4.99%, 3/1/15, MBIA;
              LIQ: Commerzbank* (b) ...........     3,125
                                                 --------
Michigan (6.3%):
   8,000    Detroit Sewage Disposal, Series B,
              4.80%, 7/1/23, MBIA* ............     8,000
     900    Higher Education Student Loan,
              Series X11-B, AMT, 4.80%,
              10/1/13, AMBAC* .................       900
   4,875    State Housing Development
              Authority, Series B, Rental
              Housing Revenue, 4.85%, 4/1/19,
              LOC: Landesbank Hessen* .........     4,875
   1,595    State University, Revenue, Series
              00-A, 4.75%, 8/15/30, LIQ: Dexia
              Credit Local de France* .........     1,595
   2,000    Strategic Fund Limited, AMT, 5.00%,
              10/1/29, LOC: Comerica Bank* ....     2,000
     270    Strategic Fund, LO, Pyper Products
              Corp. Project, AMT, 5.05%,
              10/1/18, LOC: Comerica Bank* ....       270
   3,000    Strategic Fund, LO, Revenue, JEB
              Properties, lnc. Project, 5.05%,
              9/1/30, LOC: Comerica Bank*
              (b) .............................     3,000
   1,600    Strategic Fund, Van Andel Research
              Institute Project, 5.00%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     1,600
   8,600    Strategic Fund, Van Andel Research
              Institute Project, 5.00%, 3/1/39,
              LOC: Michigan National Bank* ....     8,600

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $   960    Wayne County Airport Revenue,
              Series B, AMT, 4.80%, 12/1/16,
              LOC: Bayerische Landesbank* .....  $    960
                                                 --------
                                                   31,800
                                                 --------
Minnesota (2.9%):
   5,875    Higher Education Facilities
              Authority, Carleton College,
              Series 5G, 4.70%, 11/1/29, LOC:
              Norwest Bank* ...................     5,875
   8,900    Higher Education Facilities
              Authority, Carleton College,
              Series 3-L2, 4.70%, 11/1/12, LOC:
              Norwest Bank* ...................     8,900
                                                 --------
                                                   14,775
                                                 --------
New Mexico (0.7%):
   3,300    Albuquerque Airport Revenue, Series
              A, 4.80%, 7/1/17, LOC: Bayerische
              Landesbank* .....................     3,300
                                                 --------
Ohio (2.4%):
   2,695    Housing Finance Agency, Residential
              Mortgage Revenue, Series 99-C,
              AMT, 5.03%, 3/1/21, GNMA, LIQ:
              Chase Manhattan Trust* (b) ......     2,695
     455    Ross County Hospital Revenue,
              Medical Center Hospital Project,
              4.90%, 5/1/97, LOC: Fifth Third
              Bank* ...........................       455
     400    State Air Quality Development
              Authority, JMG Funding Limited
              Partnership, Series A, AMT,
              4.90%, 4/1/28, LOC: Societe
              General* ........................       400
   8,500    Student Loan Funding Corp., Series
              98-A2, AMT, 4.85%, 8/1/10, LIQ:
              Bank of America* ................     8,500
                                                 --------
                                                   12,050
                                                 --------
Pennsylvania (2.2%):
   7,480    Allegheny County, IDA, Revenue,
              Series B, 5.00%, 10/1/25, LOC:
              PNC Bank* (b) ...................     7,480
   3,500    Indiana County, IDA, PCR, Conemaugh
              Project, Series A, AMT, 4.90%,
              6/1/27, LOC: Union Bank of
              Switzerland* ....................     3,500
                                                 --------
                                                   10,980
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
South Carolina (1.2%):
 $ 6,000    School Facilities Bonds, GO, Series
              2000A, 4.89%, 1/1/12, LIQ:
              Merrill Lynch* (b) ..............  $  6,000
                                                 --------
Tennessee (3.6%):
  14,955    Clarksville, Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Building Bond Fund, 5.00%,
              6/1/24, LOC: Bank of America*
              (b) .............................    14,955
   3,300    Memphis Shelby County, IDR, 5.15%,
              4/1/05, LOC: Nationsbank* .......     3,300
                                                 --------
                                                   18,255
                                                 --------
Texas (8.9%):
   1,000    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 4.80%,
              12/1/16, LOC: Credit Suisse First
              Boston* .........................     1,000
   7,000    Dallas Fort Worth International
              Airport Revenue, AMT, 4.99%,
              11/1/20, FGIC* (b) ..............     7,000
   3,700    Denton County, IDR, Hydro Conduit
              Corp., 5.15%, 10/11/29, LOC:
              Union Bank of Switzerland*
              (b) .............................     3,700
   4,000    Harris County, Health Facilities
              Development Corp., Revenue, Texas
              Childrens Hospital Project,
              Series B-1, 5.00%, 10/1/29, LOC:
              MBIA* ...........................     4,000
   1,500    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 4.80%, 6/1/21,
              SLMA* ...........................     1,500
  16,500    Port Arthur Navigation District,
              Environmental Facilities,
              Revenue, Motiva Enterprises,
              L.L.C. Project, AMT, 5.25%,
              12/1/27* ........................    16,500
   5,500    South Texas Higher Education
              Authority, Series Z, 4.80%,
              12/1/03, MBIA* ..................     5,500
   5,000    South Texas Higher Education
              Authority, Revenue, AMT, 4.80%,
              12/1/27, SLMA* ..................     5,000
                                                 --------
                                                   44,200
                                                 --------

Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
 Washington (5.8%):
 $15,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 5.05%, 10/1/30, LOC:
              BankAmerica* ....................  $ 15,000
  14,000    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              5.00%, 1/1/32, LOC: Banque
              Nationale de Paris* .............    14,000
                                                 --------
                                                   29,000
                                                 --------
West Virginia (2.1%):
  10,800    Putnam County Solid Waste Disposal,
              Revenue Bonds, AMT, Toyota Motor
              Manufacturing Project, Series A,
              4.95%, 8/1/29* ..................    10,800
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Wisconsin (3.1%):
 $15,750    Milwaukee Trust Receipts, Series A,
              Regulation D, 5.10%, 2/22/01,
              LIQ: Bank of New York* (b) ......  $ 15,750
                                                 --------
  Total Weekly Demand Notes                       321,343
                                                 --------
Total (Amortized Cost $500,473)(a)               $500,473
                                                 ========

------------
Percentages indicated are based on net assets of $502,685.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $108,760 or 21.64% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

AMBAC        Insured by AMBAC Indemnity Corp.
AMT          Alternative Minimum Tax Paper
FGIC         Insured by Financial Guaranty Insurance Corp.
FHLB         Federal Home Loan Bank
GIC          Guaranteed Investment Contract
GNMA         Insured by Government National Mortgage Association
GO           General Obligation
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue
LIQ          Liquidity Agreement
LO           Limited Obligation
LOC          Letter of Credit
MBIA         Insured by Municipal Bond Insurance Association
PCR          Pollution Control Revenue
SLMA         Insured by Student Loan Marketing Association
SPA          Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                       TREASURY     U.S. GOVERNMENT     TREASURY      MUNICIPAL
                                                          CASH        PRIME CASH    SECURITIES CASH       CASH           CASH
                                                       MANAGEMENT     MANAGEMENT      MANAGEMENT       MANAGEMENT     MANAGEMENT
                                                      MONEY MARKET   MONEY MARKET    MONEY MARKET     MONEY MARKET   MONEY MARKET
                                                          FUND           FUND            FUND             FUND           FUND
                                                      ------------   ------------   ---------------   ------------   ------------
ASSETS:
Investments, at amortized cost .....................   $2,949,294      $722,025       $1,671,711        $426,651       $500,473
Cash ...............................................            1            --                1               1             30
Interest receivable ................................       13,029         6,322            4,140           1,997          4,152
Deferred organization costs ........................           --            --               --               4              3
Prepaid expenses and other assets ..................           32            12               43              11              2
                                                       ----------      --------       ----------        --------       --------
Total Assets .......................................    2,962,356       728,359        1,675,895         428,664        504,660
                                                       ----------      --------       ----------        --------       --------
LIABILITIES:
Dividends payable ..................................       15,164         2,946            8,903           2,169          1,717
Payable to brokers for investments purchased .......           --        19,551               --              --             --
Accrued expenses and other payables:
 Investment advisory fees ..........................          395            83              249              51             70
 Administration fees ...............................          398            84              237              61             71
 Distribution fees .................................          442           113              192              48              3
 Other .............................................          599           251              228             137            114
                                                       ----------      --------       ----------        --------       --------
Total Liabilities ..................................       16,998        23,028            9,809           2,466          1,975
                                                       ----------      --------       ----------        --------       --------
NET ASSETS:
Capital ............................................    2,945,421       705,319        1,666,092         426,185        502,679
Undistributed (distributions in excess of) net
 investment income .................................           (1)           12               (1)             13              6
Accumulated undistributed net realized gains
 (losses) from investment transactions .............          (62)           --               (5)             --             --
                                                       ----------      --------       ----------        --------       --------
Net Assets .........................................   $2,945,358      $705,331       $1,666,086        $426,198       $502,685
                                                       ==========      ========       ==========        ========       ========
NET ASSETS:
 Class I ...........................................   $  820,286      $121,723       $  805,344        $213,717       $485,887
 Class A ...........................................    2,125,072       583,608          860,742         212,481         16,798
                                                       ----------      --------       ----------        --------       --------
Total ..............................................   $2,945,358      $705,331       $1,666,086        $426,198       $502,685
                                                       ==========      ========       ==========        ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ...........................................      820,416       121,727          805,507         213,711        485,882
 Class A ...........................................    2,125,005       583,591          860,584         212,475         16,796
                                                       ----------      --------       ----------        --------       --------
Total ..............................................    2,945,421       705,318        1,666,091         426,186        502,678
                                                       ==========      ========       ==========        ========       ========
Net Asset Value:
 Offering and redemption price per share (Class I
   and Class A) ....................................   $     1.00      $   1.00       $     1.00        $   1.00       $   1.00
                                                       ==========      ========       ==========        ========       ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                   TREASURY      U.S. GOVERNMENT      TREASURY       MUNICIPAL
                                     CASH         PRIME CASH     SECURITIES CASH        CASH            CASH
                                  MANAGEMENT      MANAGEMENT       MANAGEMENT        MANAGEMENT      MANAGEMENT
                                 MONEY MARKET    MONEY MARKET     MONEY MARKET      MONEY MARKET    MONEY MARKET
                                     FUND            FUND             FUND              FUND            FUND
                                 ------------    ------------    ---------------    ------------    ------------
INVESTMENT INCOME:
Interest income ...............    $89,037         $20,377           $63,381          $14,899          $9,357
Dividend income ...............         --              --                --               --              75
                                   -------         -------           -------          -------          ------
Total Income ..................     89,037          20,377            63,381           14,899           9,432
                                   -------         -------           -------          -------          ------
EXPENSES:
Investment advisory fees ......      2,663             661             1,927              459             440
Administration fees ...........      2,147             533             1,554              370             355
Distribution fees (Class A) ...      2,272             696             1,371              278              21
Custodian fees ................        101              30                51               40              20
Interest expense ..............         --               5                --               --              --
Legal and audit fees ..........         30               4                 7                5              10
Trustees' fees and expenses ...         41              13                19                9               8
Transfer agent fees ...........        157              15                27                9               9
Registration and filing
  fees ........................         49              39                57               37              22
Organization costs ............         --              --                --                6               6
Printing and mailing costs ....         30               9                15                5               5
Other .........................         66              40                44               33              21
                                   -------         -------           -------          -------          ------
Total expenses before
  waivers .....................      7,556           2,045             5,072            1,251             917
Less waivers ..................       (624)           (188)             (328)            (170)           (125)
                                   -------         -------           -------          -------          ------
Net Expenses ..................      6,932           1,857             4,744            1,081             792
                                   -------         -------           -------          -------          ------
Net Investment Income .........     82,105          18,520            58,637           13,818           8,640
                                   -------         -------           -------          -------          ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses)
  from investment
  transactions ................        141             (22)              243               12               6
                                   -------         -------           -------          -------          ------
Change in net assets resulting
  from operations .............    $82,246         $18,498           $58,880          $13,830          $8,646
                                   =======         =======           =======          =======          ======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                                             U.S. GOVERNMENT
                                                                                  TREASURY PRIME             SECURITIES CASH
                                                       CASH MANAGEMENT            CASH MANAGEMENT              MANAGEMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          MONEY MARKET FUND
                                                  -------------------------   -----------------------   -------------------------
                                                   SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                     ENDED         ENDED         ENDED        ENDED        ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                                      2000          2000          2000         2000         2000          2000
                                                  ------------   ----------   ------------   --------   ------------   ----------
                                                  (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................   $   82,105    $  132,707     $ 18,520     $ 29,250    $   58,637    $   94,414
    Net realized gains (losses) from investment
      transactions .............................          141            (1)         (22)          70           243           150
                                                   ----------    ----------     --------     --------    ----------    ----------
Change in net assets resulting from
  operations ...................................       82,246       132,706       18,498       29,320        58,880        94,564
                                                   ----------    ----------     --------     --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (26,740)      (54,082)      (3,045)      (6,152)      (25,786)      (50,546)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (55,204)      (78,787)     (15,475)     (23,120)      (32,716)      (44,004)
                                                   ----------    ----------     --------     --------    ----------    ----------
Change in net assets from shareholder
  distributions ................................      (81,944)     (132,869)     (18,520)     (29,272)      (58,502)      (94,550)
                                                   ----------    ----------     --------     --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      535,178       202,405        6,491       98,989      (330,847)      372,635
                                                   ----------    ----------     --------     --------    ----------    ----------
Change in net assets ...........................      535,480       202,242        6,469       99,037      (330,469)      372,649
NET ASSETS:
    Beginning of period ........................    2,409,878     2,207,636      698,862      599,825     1,996,555     1,623,906
                                                   ----------    ----------     --------     --------    ----------    ----------
    End of period ..............................   $2,945,358    $2,409,878     $705,331     $698,862    $1,666,086    $1,996,555
                                                   ==========    ==========     ========     ========    ==========    ==========

                                                           TREASURY                      MUNICIPAL
                                                       CASH MANAGEMENT                CASH MANAGEMENT
                                                      MONEY MARKET FUND              MONEY MARKET FUND
                                                  --------------------------      -----------------------
                                                   SIX MONTHS         YEAR         SIX MONTHS      YEAR
                                                     ENDED           ENDED           ENDED        ENDED
                                                  DECEMBER 31,      JUNE 30,      DECEMBER 31,   JUNE 30,
                                                      2000            2000            2000         2000
                                                  ------------      --------      ------------   --------
                                                  (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................    $ 13,818        $ 18,743        $  8,640     $ 16,295
    Net realized gains (losses) from investment
      transactions .............................          12               3               6           --
                                                    --------        --------        --------     --------
Change in net assets resulting from
  operations ...................................      13,830          18,746           8,646       16,295
                                                    --------        --------        --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (7,259)         (9,121)         (8,329)     (15,909)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (6,559)         (9,624)           (311)        (399)
                                                    --------        --------        --------     --------
Change in net assets from shareholder
  distributions ................................     (13,818)        (18,745)         (8,640)     (16,308)
                                                    --------        --------        --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................       3,682         100,333          93,550      (83,959)
                                                    --------        --------        --------     --------
Change in net assets ...........................       3,694         100,334          93,556      (83,972)
NET ASSETS:
    Beginning of period ........................     422,504         322,170         409,129      493,101
                                                    --------        --------        --------     --------
    End of period ..............................    $426,198        $422,504        $502,685     $409,129
                                                    ========        ========        ========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                                                       TREASURY PRIME
                                                        CASH MANAGEMENT                CASH MANAGEMENT
                                                       MONEY MARKET FUND              MONEY MARKET FUND
                                                  ---------------------------    ---------------------------
                                                   SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                                     ENDED           ENDED          ENDED           ENDED
                                                  DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                                      2000           2000            2000           2000
                                                  ------------    -----------    ------------    -----------
                                                  (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................  $ 1,895,367     $ 6,530,794    $   156,308     $   399,225
 Dividends reinvested ..........................        2,295           4,777            681           2,047
 Cost of shares redeemed .......................   (1,893,405)     (6,667,346)      (147,171)       (415,013)
                                                  -----------     -----------    -----------     -----------
 Change in net assets from Class I capital
   transactions ................................  $     4,257     $  (131,775)   $     9,818     $   (13,741)
                                                  ===========     ===========    ===========     ===========
CLASS A SHARES:
 Proceeds from shares issued ...................  $ 4,328,824     $ 4,457,896    $ 1,336,274     $ 2,268,697
 Dividends reinvested ..........................           15              10              8              34
 Cost of shares redeemed .......................   (3,797,918)     (4,123,726)    (1,339,609)     (2,156,001)
                                                  -----------     -----------    -----------     -----------
 Change in net assets from Class A capital
   transactions ................................  $   530,921     $   334,180    $    (3,327)    $   112,730
                                                  ===========     ===========    ===========     ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................    1,895,367       6,530,794        156,307         399,225
 Reinvested ....................................        2,295           4,777            681           2,047
 Redeemed ......................................   (1,893,405)     (6,667,346)      (147,171)       (415,013)
                                                  -----------     -----------    -----------     -----------
 Change in Class I Shares ......................        4,257        (131,775)         9,817         (13,741)
                                                  ===========     ===========    ===========     ===========
CLASS A SHARES:
 Issued ........................................    4,328,825       4,457,896      1,336,275       2,268,697
 Reinvested ....................................           15              10              8              34
 Redeemed ......................................   (3,797,918)     (4,123,726)    (1,339,609)     (2,156,001)
                                                  -----------     -----------    -----------     -----------
 Change in Class A Shares ......................      530,922         334,180         (3,326)        112,730
                                                  ===========     ===========    ===========     ===========

                                                        U.S. GOVERNMENT
                                                        SECURITIES CASH
                                                          MANAGEMENT
                                                       MONEY MARKET FUND
                                                  ---------------------------
                                                   SIX MONTHS        YEAR
                                                     ENDED           ENDED
                                                  DECEMBER 31,     JUNE 30,
                                                      2000           2000
                                                  ------------    -----------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................  $ 1,614,052     $ 6,152,172
 Dividends reinvested ..........................          643           2,390
 Cost of shares redeemed .......................   (1,597,970)     (6,222,576)
                                                  -----------     -----------
 Change in net assets from Class I capital
   transactions ................................  $    16,725     $   (68,015)
                                                  ===========     ===========
CLASS A SHARES:
 Proceeds from shares issued ...................  $ 1,856,125     $ 4,087,994
 Dividends reinvested ..........................           14              71
 Cost of shares redeemed .......................   (2,203,711)     (3,647,415)
                                                  -----------     -----------
 Change in net assets from Class A capital
   transactions ................................  $  (347,572)    $   440,650
                                                  ===========     ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................    1,614,053       6,152,171
 Reinvested ....................................          643           2,390
 Redeemed ......................................   (1,597,970)     (6,222,576)
                                                  -----------     -----------
 Change in Class I Shares ......................       16,726         (68,015)
                                                  ===========     ===========
CLASS A SHARES:
 Issued ........................................    1,856,125       4,087,994
 Reinvested ....................................           14              71
 Redeemed ......................................   (2,203,711)     (3,647,415)
                                                  -----------     -----------
 Change in Class A Shares ......................     (347,572)        440,650
                                                  ===========     ===========

                                                           TREASURY                         MUNICIPAL
                                                        CASH MANAGEMENT                  CASH MANAGEMENT
                                                       MONEY MARKET FUND                MONEY MARKET FUND
                                                  ---------------------------      ---------------------------
                                                   SIX MONTHS        YEAR           SIX MONTHS         YEAR
                                                     ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,     JUNE 30,        DECEMBER 31,      JUNE 30,
                                                      2000           2000              2000            2000
                                                  ------------    -----------      ------------      ---------
                                                  (UNAUDITED)                      (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 654,801      $   679,020       $ 313,129        $ 708,790
 Dividends reinvested ..........................         227              120              --(a)            35
 Cost of shares redeemed .......................    (639,934)        (671,705)       (224,495)        (788,366)
                                                   ---------      -----------       ---------        ---------
 Change in net assets from Class I capital
   transactions ................................   $  15,094      $     7,435       $  88,634        $ (79,541)
                                                   =========      ===========       =========        =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $ 722,378      $ 1,371,090       $  49,833        $ 122,681
 Dividends reinvested ..........................          --(a)            --              --(a)            --(a)
 Cost of shares redeemed .......................    (733,790)      (1,278,192)        (44,917)        (127,099)
                                                   ---------      -----------       ---------        ---------
 Change in net assets from Class A capital
   transactions ................................   $ (11,412)     $    92,898       $   4,916        $  (4,418)
                                                   =========      ===========       =========        =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................     654,802          679,020         313,129          708,790
 Reinvested ....................................         227              120              --(a)            35
 Redeemed ......................................    (639,934)        (671,705)       (224,495)        (788,366)
                                                   ---------      -----------       ---------        ---------
 Change in Class I Shares ......................      15,095            7,435          88,634          (79,541)
                                                   =========      ===========       =========        =========
CLASS A SHARES:
 Issued ........................................     722,378        1,371,090          49,833          122,681
 Reinvested ....................................          --(a)            --              --(a)            --(a)
 Redeemed ......................................    (733,790)      (1,278,192)        (44,917)        (127,099)
                                                   ---------      -----------       ---------        ---------
 Change in Class A Shares ......................     (11,412)          92,898           4,916           (4,418)
                                                   =========      ===========       =========        =========


------------

(a) Amount less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   CASH MANAGEMENT MONEY MARKET FUND
                                         --------------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                         --------------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                        JULY 1,
                                            ENDED        ENDED       ENDED          YEAR ENDED DECEMBER 31,          1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    --------------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)       1998        1997       1996       1995 (b)
                                         ------------   --------   ----------   ----------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................    $  1.000     $ 1.000     $  1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                           --------     --------    --------    ----------   --------   --------     --------
Investment Activities:
 Net investment income ................       0.032       0.055        0.023         0.052      0.053      0.051        0.028
 Net realized gains (losses) from
   investment transactions ............          --          --(c)        --            --(c)       --        --(c)         --(c)
                                           --------     --------    --------    ----------   --------   --------     --------
   Total from Investment Activities ...       0.032       0.055        0.023         0.052      0.053      0.051        0.028
                                           --------     --------    --------    ----------   --------   --------     --------
Distributions:
 Net investment income ................      (0.032)     (0.055)      (0.023)       (0.052)    (0.053)    (0.051)      (0.028)
                                           --------     --------    --------    ----------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ........    $  1.000     $ 1.000     $  1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                           ========     ========    ========    ==========   ========   ========     ========
Total Return ..........................        3.23%(d)    5.65%        2.35%(d)       5.36%     5.41%      5.23%        2.80%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....    $820,286     $815,933    $947,776    $1,076,045   $705,270   $885,946     $389,127
 Ratio of expenses to average net
   assets .............................        0.35%(e)    0.35%        0.34%(e)       0.35%     0.35%      0.35%        0.35%(e)
 Ratio of net investment income to
   average net assets .................        6.34%(e)    5.47%        4.69%(e)       5.21%     5.36%      5.19%        5.51%(e)
 Ratio of expenses to average net
   assets* ............................        0.35%(e)    0.39%        0.40%(e)       0.39%     0.38%      0.42%        0.43%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    CASH MANAGEMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR      SIX MONTHS                                        JULY 1,
                                            ENDED         ENDED        ENDED          YEAR ENDED DECEMBER 31,          1995 TO
                                         DECEMBER 31,    JUNE 30,     JUNE 30,    --------------------------------   DECEMBER 31,
                                             2000          2000       1999 (a)       1998        1997       1996       1995 (b)
                                         ------------   ----------   ----------   ----------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................   $    1.000    $    1.000   $   1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                          ----------    ----------   ----------   ----------   --------   --------     --------
Investment Activities:
 Net investment income ................        0.031         0.053       0.022         0.050      0.050      0.048        0.026
 Net realized gains (losses) from
   investment transactions ............           --            --(c)        --           --(c)       --        --(c)         --(c)
                                          ----------    ----------   ----------   ----------   --------   --------     --------
   Total from Investment Activities ...        0.031         0.053       0.022         0.050      0.050      0.048        0.026
                                          ----------    ----------   ----------   ----------   --------   --------     --------
Distributions:
 Net investment income ................      (0.031)        (0.053)     (0.022)       (0.050)    (0.050)    (0.048)      (0.026)
                                          ----------    ----------   ----------   ----------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ........   $    1.000    $    1.000   $   1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                          ==========    ==========   ==========   ==========   ========   ========     ========
Total Return ..........................         3.10%(d)      5.39%       2.22%(d)      5.10%      5.15%      4.98%        2.68%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....   $2,125,072    $1,593,945  $1,259,860    $1,521,827   $992,763   $232,249     $121,750
 Ratio of expenses to average net
   assets .............................         0.60%(e)      0.60%       0.60%(e)      0.60%      0.60%      0.60%        0.60%(e)
 Ratio of net investment income to
   average net assets .................         6.09%(e)      5.27%       4.45%(e)      5.04%      5.11%      4.94%        5.25%(e)
 Ratio of expenses to average net
   assets* ............................         0.60%(e)      0.64%       0.65%(e)      0.64%      0.63%      0.67%        0.69%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------
                                                                           CLASS I SHARES
                                         ----------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                   MARCH 22,
                                            ENDED        ENDED       ENDED        YEAR ENDED DECEMBER 31,        1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    ----------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)      1998      1997      1996       1995 (b)
                                         ------------   --------   ----------   --------   -------   -------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................    $  1.000     $ 1.000     $  1.000    $  1.000   $ 1.000   $ 1.000     $ 1.000
                                           --------     --------    --------    --------   -------   -------     -------
Investment Activities:
 Net investment income ................       0.029       0.049        0.021       0.047     0.048     0.047       0.040
 Net realized gains (losses) from
   investment transactions ............          --          --(c)        --(c)       --        --        --(c)        --(c)
                                           --------     --------    --------    --------   -------   -------     -------
   Total from Investment Activities ...       0.029       0.049        0.021       0.047     0.048     0.047       0.040
                                           --------     --------    --------    --------   -------   -------     -------
Distributions:
 Net investment income ................      (0.029)     (0.049)      (0.021)     (0.047)   (0.048)   (0.047)     (0.040)
                                           --------     --------    --------    --------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD ........    $  1.000     $ 1.000     $  1.000    $  1.000   $ 1.000   $ 1.000     $ 1.000
                                           ========     ========    ========    ========   =======   =======     =======
Total Return ..........................        2.97%(d)    5.01%        2.12%(d)     4.76%    4.90%     4.86%       4.06%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....    $121,723     $111,912    $125,645    $189,630   $90,813   $70,120     $14,008
 Ratio of expenses to average net
   assets .............................        0.35%(e)    0.35%        0.35%(e)     0.35%    0.35%     0.35%       0.35%(e)
 Ratio of net investment income to
   average net assets .................        5.81%(e)    4.89%        4.24%(e)     4.55%    4.79%     4.84%       5.16%(e)
 Ratio of expenses to average net
   assets* ............................        0.35%       0.40%        0.42%(e)     0.40%    0.40%     0.46%       1.23%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                         ------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
                                         ------------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                     MARCH 22,
                                            ENDED        ENDED       ENDED         YEAR ENDED DECEMBER 31,         1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    ------------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)      1998       1997       1996       1995 (b)
                                         ------------   --------   ----------   --------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................    $  1.000     $ 1.000     $  1.000    $  1.000   $  1.000   $  1.000     $  1.000
                                           --------     --------    --------    --------   --------   --------     --------
Investment Activities:
 Net investment income ................       0.028       0.046        0.020       0.044      0.045      0.045        0.038
 Net realized gains (losses) from
   investment transactions ............          --          --(c)        --(c)       --         --         --(c)         --(c)
                                           --------     --------    --------    --------   --------   --------     --------
   Total from Investment Activities ...       0.028       0.046        0.020       0.044      0.045      0.045        0.038
                                           --------     --------    --------    --------   --------   --------     --------
Distributions:
 Net investment income ................      (0.028)     (0.046)      (0.020)     (0.044)    (0.045)    (0.045)      (0.038)
                                           --------     --------    --------    --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ........    $  1.000     $ 1.000     $  1.000    $  1.000   $  1.000   $  1.000     $  1.000
                                           ========     ========    ========    ========   ========   ========     ========
Total Return ..........................        2.84%(d)    4.75%        2.00%(d)     4.50%     4.64%      4.60%        3.86%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....    $583,608     $586,950    $474,180    $469,443   $233,590   $215,040     $130,559
 Ratio of expenses to average net
   assets .............................        0.60%(e)    0.60%        0.60%(e)     0.60%     0.60%      0.60%        0.60%(e)
 Ratio of net investment income to
   average net assets .................        5.56%(e)    4.66%        3.99%(e)     4.35%     4.54%      4.59%        4.72%(e)
 Ratio of expenses to average net
   assets* ............................        0.60%(e)    0.65%        0.67%(e)     0.65%     0.65%      0.71%        0.74%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                         --------------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                         --------------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                        JUNE 1,
                                            ENDED        ENDED       ENDED          YEAR ENDED DECEMBER 31,          1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    --------------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)       1998        1997       1996       1995 (b)
                                         ------------   --------   ----------   ----------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................    $  1.000     $ 1.000     $  1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                           --------     --------    --------    ----------   --------   --------     --------
Investment Activities:
 Net investment income ................       0.031       0.053        0.023         0.051      0.052      0.050        0.032
 Net realized gains (losses) from
   investment transactions ............          --           --(c)       --(c)         --         --(c)      --(c)        --(c)
                                           --------     --------    --------    ----------   --------   --------     --------
   Total from Investment Activities ...       0.031       0.053        0.023         0.051      0.052      0.050        0.032
                                           --------     --------    --------    ----------   --------   --------     --------
Distributions:
 Net investment income ................      (0.031)     (0.053)      (0.023)       (0.051)    (0.052)    (0.050)      (0.032)
                                           --------     --------    --------    ----------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ........    $  1.000     $ 1.000     $  1.000    $    1.000   $  1.000   $  1.000     $  1.000
                                           ========     ========    ========    ==========   ========   ========     ========
Total Return ..........................        3.17%(d)    5.47%        2.28%(d)       5.26%     5.34%      5.15%        3.24%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....    $805,344     $788,464    $856,449    $1,017,830   $534,364   $369,163     $489,395
 Ratio of expenses to average net
   assets .............................        0.35%(e)    0.35%        0.35%(e)       0.35%     0.35%      0.35%        0.35%(e)
 Ratio of net investment income to
   average net assets .................        6.23%(e)    5.33%        4.56%(e)       5.11%     5.27%      5.09%        5.46%(e)
 Ratio of expenses to average net
   assets* ............................        0.35%(e)    0.39%        0.38%(e)       0.37%     0.36%      0.43%        0.42%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

(b) Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                         --------------------------------------------------------------------------------------
                                                                             CLASS A SHARES
                                         --------------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR      SIX MONTHS                                      JUNE 1,
                                            ENDED         ENDED        ENDED         YEAR ENDED DECEMBER 31,         1995 TO
                                         DECEMBER 31,    JUNE 30,     JUNE 30,    ------------------------------   DECEMBER 31,
                                             2000          2000       1999 (a)      1998       1997       1996       1995 (b)
                                         ------------   ----------   ----------   --------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................    $  1.000     $    1.000    $  1.000    $  1.000   $  1.000   $  1.000     $ 1.000
                                           --------     ----------    --------    --------   --------   --------     -------
Investment Activities:
 Net investment income ................       0.030          0.051       0.021       0.049      0.050      0.048       0.031
 Net realized gains (losses) from
   investment transactions ............          --             --(c)       --(c)       --         --(c)      --(c)       --(c)
                                           --------     ----------    --------    --------   --------   --------     -------
   Total from Investment Activities ...       0.030          0.051       0.021       0.049      0.050      0.048       0.031
                                           --------     ----------    --------    --------   --------   --------     -------
Distributions:
 Net investment income ................      (0.030)        (0.051)     (0.021)     (0.049)    (0.050)    (0.048)     (0.031)
                                           --------     ----------    --------    --------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD ........    $  1.000     $    1.000    $  1.000    $  1.000   $  1.000   $  1.000     $ 1.000
                                           ========     ==========    ========    ========   ========   ========     =======
Total Return ..........................        3.04%(d)       5.21%       2.16%(d)     5.00%     5.08%      4.89%       3.09%(d)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) ....    $860,742     $1,208,091    $767,457     $559,770  $357,663   $207,046     $56,000
 Ratio of expenses to average net
   assets .............................        0.60%(e)       0.60%       0.60%(e)     0.60%     0.60%      0.60%       0.60%(e)
 Ratio of net investment income to
   average net assets .................        5.98%(e)       5.15%       4.31%(e)     4.87%     5.02%      4.84%       5.17%(e)
 Ratio of expenses to average net
   assets* ............................        0.60%(e)       0.64%       0.63%(e)     0.62%     0.61%      0.68%       0.69%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

(b) Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                              -------------------------------------------------------------------------------
                                                                                  CLASS I
                                              -------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR        SIX MONTHS          YEAR          SEPTEMBER 12,
                                                 ENDED           ENDED          ENDED            ENDED             1997 TO
                                              DECEMBER 31,      JUNE 30,       JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                  2000            2000         1999 (a)           1998            1997 (b)
                                              ------------      --------      ----------      ------------      -------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  1.000        $  1.000       $  1.000         $ 1.000            $ 1.000
                                                --------        --------       --------         -------            -------
Investment Activities:
  Net investment income ..................         0.031           0.051          0.022           0.051              0.016
  Net realized gains (losses) from
     investment transactions .............            --              --(c)          --              --                 --
                                                --------        --------       --------         -------            -------
     Total from Investment Activities ....         0.031           0.051          0.022           0.051              0.016
                                                --------        --------       --------         -------            -------
Distributions:
  Net investment income ..................        (0.031)         (0.051)        (0.022)         (0.051)            (0.016)
                                                --------        --------       --------         -------            -------
NET ASSET VALUE, END OF PERIOD ...........      $  1.000        $  1.000       $  1.000         $ 1.000            $ 1.000
                                                ========        ========       ========         =======            =======
Total Return .............................          3.14%(d)        5.26%          2.22%(d)        5.20%              5.29%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $213,717        $198,616       $191,181         $32,196            $   850
  Ratio of expenses to average net
     assets ..............................          0.35%(e)        0.35%          0.35%(e)        0.35%              0.35%(e)
  Ratio of net investment income to
     average net assets ..................          6.15%(e)        5.13%          4.44%(e)        4.97%              5.28%(e)
  Ratio of expenses to average net
     assets* .............................          0.35%(e)        0.40%          0.43%(e)        0.40%              0.41%(e)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                              -------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                              -------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR        SIX MONTHS          YEAR          SEPTEMBER 12,
                                                 ENDED           ENDED          ENDED            ENDED             1997 TO
                                              DECEMBER 31,      JUNE 30,       JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                  2000            2000         1999 (a)           1998            1997 (b)
                                              ------------      --------      ----------      ------------      -------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  1.000        $  1.000       $  1.000         $  1.000          $  1.000
                                                --------        --------       --------         --------          --------
Investment Activities:
  Net investment income ..................         0.030           0.049          0.021            0.048             0.015
  Net realized gains (losses) from
     investment transactions .............            --              --(c)          --               --                --
                                                --------        --------       --------         --------          --------
     Total from Investment Activities ....         0.030           0.049          0.021            0.048             0.015
                                                --------        --------       --------         --------          --------
Distributions:
  Net investment income ..................        (0.030)         (0.049)        (0.021)          (0.048)           (0.015)
                                                --------        --------       --------         --------          --------
NET ASSET VALUE, END OF PERIOD ...........      $  1.000        $  1.000       $  1.000         $  1.000          $  1.000
                                                ========        ========       ========         ========          ========
Total Return .............................          3.01%(d)        5.00%          2.10%(d)         4.94%             5.04%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $212,481        $223,888       $130,989         $331,015          $205,722
  Ratio of expenses to average net
     assets ..............................          0.60%(e)        0.60%          0.60%(e)         0.60%             0.60%(e)
  Ratio of net investment income to
     average net assets ..................          5.90%(e)        4.92%          4.19%(e)         4.82%             5.03%(e)
  Ratio of expenses to average net
     assets* .............................          0.60%(e)        0.65%          0.68%(e)         0.65%             0.66%(e)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                              ------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR        SIX MONTHS          YEAR           AUGUST 18,
                                                 ENDED           ENDED          ENDED            ENDED            1997 TO
                                              DECEMBER 31,      JUNE 30,       JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                  2000            2000         1999 (a)           1998            1997 (b)
                                              ------------      --------      ----------      ------------      ------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  1.000        $  1.000       $  1.000         $  1.000          $  1.000
                                                --------        --------       --------         --------          --------
Investment Activities:
  Net investment income ..................         0.020           0.034          0.014            0.032             0.013
  Net realized gains (losses) from
     investment transactions .............            --              --             --(c)            --                --
                                                --------        --------       --------         --------          --------
     Total from Investment Activities ....         0.020           0.034          0.014            0.032             0.013
                                                --------        --------       --------         --------          --------
Distributions:
  Net investment income ..................        (0.020)         (0.034)        (0.014)          (0.032)           (0.013)
                                                --------        --------       --------         --------          --------
NET ASSET VALUE, END OF PERIOD ...........      $  1.000        $  1.000       $  1.000         $  1.000          $  1.000
                                                ========        ========       ========         ========          ========
Total Return .............................          2.00%(d)        3.45%          1.39%(d)         3.20%             3.39%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $485,887        $397,248       $476,802         $588,602          $201,705
  Ratio of expenses to average net
     assets ..............................          0.35%(e)        0.35%          0.35%(e)         0.35%             0.35%(e)
  Ratio of net investment income to
     average net assets ..................          3.93%(e)        3.37%          2.77%(e)         3.12%             3.37%(e)
  Ratio of expenses to average net
     assets* .............................          0.35%(e)        0.39%          0.41%(e)         0.39%             0.41%(e)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                              ------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR        SIX MONTHS          YEAR           AUGUST 18,
                                                 ENDED           ENDED          ENDED            ENDED            1997 TO
                                              DECEMBER 31,      JUNE 30,       JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                  2000            2000         1999 (a)           1998            1997 (b)
                                              ------------      --------      ----------      ------------      ------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $ 1.000         $ 1.000        $ 1.000          $ 1.000           $ 1.000
                                                -------         -------        -------          -------           -------
Investment Activities:
  Net investment income ..................        0.019           0.031          0.013            0.029             0.012
  Net realized gains (losses) from
     investment transactions .............           --              --             --(c)            --                --
                                                -------         -------        -------          -------           -------
     Total from Investment Activities ....        0.019           0.031          0.013            0.029             0.012
                                                -------         -------        -------          -------           -------
Distributions:
  Net investment income ..................       (0.019)         (0.031)        (0.013)          (0.029)           (0.012)
                                                -------         -------        -------          -------           -------
NET ASSET VALUE, END OF PERIOD ...........      $ 1.000         $ 1.000        $ 1.000          $ 1.000           $ 1.000
                                                =======         =======        =======          =======           =======
Total Return .............................         1.87%(d)        3.19%          1.27%(d)         2.95%             3.14%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $16,798         $11,881        $16,299          $61,243           $56,534
  Ratio of expenses to average net
     assets ..............................         0.60%(e)        0.60%          0.60%(e)         0.60%             0.60%(e)
  Ratio of net investment income to
     average net assets ..................         3.68%(e)        3.12%          2.52%(e)         2.90%             3.12%(e)
  Ratio of expenses to average net
     assets* .............................         0.60%(e)        0.64%          0.66%(e)         0.64%             0.66%(e)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund, and the Municipal Cash Management Money Market Fund, (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds (except the Treasury Prime Cash Management Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I and Class A shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.20% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conserva-

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   tive Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement, the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                   INVESTMENT
                                                                  ADVISORY FEES    ADMINISTRATION
    FUND                                                             WAIVED         FEES WAIVED
    ----                                                          -------------    --------------
    Cash Management Money Market Fund ..........................      $576              $48
    Treasury Prime Cash Management Money Market Fund ...........       175               13
    U.S. Government Securities Cash Management Money Market
      Fund .....................................................       289               39
    Treasury Cash Management Money Market Fund .................       161                9
    Municipal Cash Management Money Market Fund ................       117                8

5. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (dollars in thousands):

                                                                    AVERAGE
                                                                    AMOUNT          AVERAGE
    FUND                                                          OUTSTANDING    INTEREST RATE
    ----                                                          -----------    -------------
    Treasury Prime Cash Management Money Market Fund ...........     $136            7.06%

   The average amount outstanding was calculated based on daily balances during the period.

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-045-SAN (2/01)

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